Risk Report - Asset Quality - Modified Assets Amortized Cost (Detail) - Modified Assets Amortized Cost [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Modified Assets Amortized Cost [Line Items]
Amortized cost carrying amount prior to modification	€ 40	€ 153
Net modification gain/losses recognized	(16)	(29)
Stage 1 [Member]
Modified Assets Amortized Cost [Line Items]
Amortized cost carrying amount prior to modification	0	0
Net modification gain/losses recognized	(1)	0
Stage 2 [Member]
Modified Assets Amortized Cost [Line Items]
Amortized cost carrying amount prior to modification	22	81
Net modification gain/losses recognized	0	2
Stage 3 [Member]
Modified Assets Amortized Cost [Line Items]
Amortized cost carrying amount prior to modification	17	73
Net modification gain/losses recognized	(16)	(30)
Stage 3 POCI [Member]
Modified Assets Amortized Cost [Line Items]
Amortized cost carrying amount prior to modification	0	0
Net modification gain/losses recognized	€ 0	€ 0